Lease liabilities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Balance at Opening	$ 23,845	$ 23,043
Remeasurement / new contracts	6,805	1,510
Payment of principal and interest (*)	(2,862)	(2,681)
Interest expenses	768	643
Foreign exchange gains and losses	(1,854)	(1,329)
Translation adjustment	2,041	1,376
Balance at Ending	28,743	22,526
Current borrowings	6,209	5,224
Non-current borrowings	22,534	17,302
Transfers		(36)
Brazil [Member]
IfrsStatementLineItems [Line Items]
Balance at Opening	6,020	4,604
Remeasurement / new contracts	738	962
Payment of principal and interest (*)	(1,040)	(784)
Interest expenses	237	162
Foreign exchange gains and losses	(234)	(152)
Translation adjustment	486	262
Balance at Ending	6,207	5,054
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Balance at Opening	17,825	18,439
Remeasurement / new contracts	6,067	548
Payment of principal and interest (*)	(1,822)	(1,897)
Interest expenses	531	481
Foreign exchange gains and losses	(1,620)	(1,177)
Translation adjustment	1,555	1,114
Balance at Ending	$ 22,536	17,472
Transfers		$ (36)